Data Compare Summary (Total)
Run Date - 10/5/2026 9:33:25 AM

Run Date - 10/5/2026 9:33:25 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	1	0.00%	212
Amortization Term	0	1	0.00%	212
Amortization Type	0	1	0.00%	212
Balloon Flag	0	211	0.00%	212
Borrower First Name	0	212	0.00%	212
Borrower FTHB	0	1	0.00%	212
Borrower Last Name	0	212	0.00%	212
Borrower SSN	0	211	0.00%	212
City	0	212	0.00%	212
Decision System	0	1	0.00%	212
Investor: Qualifying Total Debt Ratio	0	212	0.00%	212
Lender	0	211	0.00%	212
Lien Position	0	1	0.00%	212
Note Date	0	1	0.00%	212
Occupancy	0	212	0.00%	212
Original CLTV	0	212	0.00%	212
Original Interest Rate	0	212	0.00%	212
Original Loan Amount	0	212	0.00%	212
Original LTV	0	212	0.00%	212
Originator Loan Designation	0	211	0.00%	212
PITIA Reserves Months	0	84	0.00%	212
Product Description	0	211	0.00%	212
Property Type	0	212	0.00%	212
Purpose	0	212	0.00%	212
Refi Purpose	0	16	0.00%	212
Representative FICO	0	212	0.00%	212
State	0	212	0.00%	212
Street	0	212	0.00%	212
Zip	0	212	0.00%	212
Total	0	4,342	0.00%	212